BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY (Tables)	6 Months Ended
Dec. 31, 2021
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Summary of fair values of the identifiable assets and liabilities

	RMB	U.S. Dollars
Cash	¥471,843	$74,173
Trade accounts receivable, net	831,049	130,639
Other receivables, net	144,285	22,681
Contract costs, net	75,250	11,829
Prepaid expenses	91,132	14,326
Property and equipment, net	118,130	18,570
Intercompany receivables*	6,850,000	1,076,804
Intangible assets- customer relationship	7,000,000	1,100,384
Goodwill	6,996,895	1,099,895
Trade accounts payable	(1,032,078)	(162,240)
Other payables	(1,273,182)	(200,141)
Other payable- related parties	(479,959)	(75,448)
Deferred revenue	(39,786)	(6,254)
Accrued payroll and employees’ welfare	(1,629,519)	(256,157)
Taxes payable	(64,253)	(10,100)
Deferred tax liability	(1,050,000)	(165,060)
Total	¥17,009,807	$2,673,901

Cash considerations	—	—
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	265,634
Fair value of previously held equity interest	30,530,000	4,799,244
Non-controlling interest	34,790,000	5,468,906
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,859,883)
Total	¥17,009,807	$2,673,901

*Intercompany receivables from Nanjing Recon and BHD are eliminated upon consolidation.

Schedule of fair value of goodwill acquired and carrying value, customer relationship and its estimated useful lives

The identifiable goodwill acquired and the carrying value as of December 31, 2021 is as follows:

	Preliminary Fair Value
	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)
Goodwill	¥6,996,895	$1,099,895
Less: impairment	—	—
The carrying value of goodwill as of December 31, 2021	6,996,895	1,099,895

The fair value of identified intangible assets, which is customer relationship, and its estimated useful lives is as follows:

			Average
			Useful Life
	Preliminary Fair Value		(in Years)
	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)
Intangible assets - customer relationship	¥7,000,000	$1,100,383	10
Less: accumulated amortization	(700,000)	(110,038)
Total intangible assets, net as of December 31, 2021	6,300,000	990,345